Pioneer Short Term Income Fund
Schedule of Investments  |  November 30, 2022

A: STABX	C: PSHCX	C2: STIIX	K: STIKX	Y: PSHYX

Schedule of Investments  |  11/30/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.2%
	Senior Secured Floating Rate Loan Interests — 2.0% of Net Assets*(a)
	Advertising Sales — 0.2%
445,466	Lamar Media Corp., Term B Loan, 5.102% (LIBOR + 150 bps), 2/5/27	$ 433,285
267,202	Outfront Media Capital LLC (Outfront Media Capital Corporation), Extended Term Loan, 5.821% (LIBOR + 175 bps), 11/18/26	256,061
	Total Advertising Sales	$689,346
	Airlines — 0.1%
249,375	Air Canada, Term Loan, 8.13% (LIBOR + 350 bps), 8/11/28	$ 246,458
	Total Airlines	$246,458
	Applications Software — 0.1%
247,500	RealPage, Inc., First Lien Initial Term Loan, 7.071% (LIBOR + 300 bps), 4/24/28	$ 237,414
	Total Applications Software	$237,414
	Auto Parts & Equipment — 0.0%†
124,403	TI Group Automotive Systems, LLC, Refinancing US Term Loan, 6.924% (LIBOR + 325 bps), 12/16/26	$ 123,158
	Total Auto Parts & Equipment	$123,158
	Cable & Satellite Television — 0.1%
235,662	Virgin Media Bristol LLC, N Facility, 6.373% (LIBOR + 250 bps), 1/31/28	$ 230,131
	Total Cable & Satellite Television	$230,131
	Chemicals-Specialty — 0.1%
310,039	Element Solutions Inc (Macdermid, Incorporated), Tranche B-1 Term Loan, 6.086% (LIBOR + 200 bps), 1/31/26	$ 309,513
234,233	Tronox Finance LLC, First Lien Refinancing Term Loan, 5.924% (LIBOR + 225 bps), 3/10/28	227,294
	Total Chemicals-Specialty	$536,807
	Computer Data Security — 0.1%
247,500	Magenta Buyer LLC, First Lien Initial Term Loan, 9.17% (LIBOR + 475 bps), 7/27/28	$ 223,988
	Total Computer Data Security	$223,988
	Containers-Paper & Plastic — 0.1%
440,100	Berry Global, Inc., Term Z Loan, 5.629% (LIBOR + 175 bps), 7/1/26	$ 435,090
1Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Containers-Paper & Plastic — (continued)
18,527	Trident TPI Holdings, Inc., Tranche B-3 Delayed Draw Term Loan, 8.071% (LIBOR + 400 bps), 9/15/28	$ 17,821
130,053	Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 7.674% (LIBOR + 400 bps), 9/15/28	125,094
	Total Containers-Paper & Plastic	$578,005
	Diagnostic Equipment — 0.1%
246,875	Curia Global, Inc., First Lien 2021 Term Loan, 8.165% (LIBOR + 375 bps), 8/30/26	$ 206,141
	Total Diagnostic Equipment	$206,141
	Direct Marketing — 0.0%†
43,369	Red Ventures, LLC (New Imagitas, Inc.), First Lien Term B-2 Loan, 6.571% (LIBOR + 250 bps), 11/8/24	$ 42,981
	Total Direct Marketing	$42,981
	Disposable Medical Products — 0.1%
250,000	Sotera Health Holdings, LLC, First Lien Refinancing Loan, 7.165% (LIBOR + 275 bps), 12/11/26	$ 233,125
	Total Disposable Medical Products	$233,125
	Electric-Generation — 0.0%†
136,815	Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 7.424% (LIBOR + 375 bps), 10/2/25	$ 117,604
	Total Electric-Generation	$117,604
	Electronic Composition — 0.0%†
61,608	ON Semiconductor Corporation, 2019 New Replacement Term B-4 Loan, 6.186% (Term SOFR + 200 bps), 9/19/26	$ 61,603
	Total Electronic Composition	$61,603
	Enterprise Software & Services — 0.0%†
58,166	Verint Systems, Inc., Refinancing Term Loan, 5.768% (LIBOR + 200 bps), 6/28/24	$ 57,803
	Total Enterprise Software & Services	$57,803
	Finance-Leasing Company — 0.2%
246,859	Avolon TLB Borrower 1 (US) LLC, 2021 Term B-5 Loan, 6.189% (LIBOR + 225 bps), 12/1/27	$ 245,537
296,471	Delos Finance S.a r.l., 2018 New Loan, 5.424% (LIBOR + 175 bps), 10/6/23	295,952
270,000	Setanta Aircraft Leasing DAC, Loan, 5.674% (LIBOR + 200 bps), 11/5/28	267,565
	Total Finance-Leasing Company	$809,054
Pioneer Short Term Income Fund  |  | 11/30/222

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Gambling (Non-Hotel) — 0.1%
248,125	Bally's Corp., Term B Facility Loan, 7.129% (LIBOR + 325 bps), 10/2/28	$ 236,277
	Total Gambling (Non-Hotel)	$236,277
	Hotels & Motels — 0.1%
247,249	Hilton Worldwide Finance, LLC, Refinanced Series B-2 Term Loan, 5.766% (LIBOR + 175 bps), 6/22/26	$ 245,738
	Total Hotels & Motels	$245,738
	Medical Labs & Testing Services — 0.1%
241,909	Phoenix Guarantor Inc., First Lien Tranche B-1 Term Loan, 7.321% (LIBOR + 325 bps), 3/5/26	$ 230,368
	Total Medical Labs & Testing Services	$230,368
	Medical-Drugs — 0.0%†
138,800(b)	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 13.00% (LIBOR + 400 bps), 3/27/28	$ 112,031
	Total Medical-Drugs	$112,031
	Metal Processors & Fabrication — 0.0%†
145,083	WireCo WorldGroup, Inc., Initial Term Loan, 8.938% (LIBOR + 425 bps), 11/13/28	$ 142,000
	Total Metal Processors & Fabrication	$142,000
	Metal-Iron — 0.0%†
105,988	TMS International Corp., Term B-2 Loan, 7.165% (LIBOR + 275 bps), 8/14/24	$ 102,013
	Total Metal-Iron	$102,013
	Physical Therapy & Rehabilitation Centers — 0.1%
246,875	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 8.065% (Term SOFR + 425 bps), 11/20/26	$ 226,508
	Total Physical Therapy & Rehabilitation Centers	$226,508
	Rental Auto & Equipment — 0.0%†
114,460	Fly Funding II S.a r.l., Replacement Loan, 6.31% (LIBOR + 175 bps), 8/11/25	$ 96,527
	Total Rental Auto & Equipment	$96,527
	Retail — 0.1%
247,500	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 6.186% (Term SOFR + 200 bps), 8/4/28	$ 244,519
3Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Retail — (continued)
247,019	RVR Dealership Holdings, LLC, Term Loan, 7.761% (Term SOFR + 375 bps), 2/8/28	$ 226,023
74,353	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 8.94% (LIBOR + 450 bps), 9/12/24	72,711
	Total Retail	$543,253
	Retail-Restaurants — 0.1%
421,510	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 6.165% (LIBOR + 175 bps), 11/19/26	$ 414,836
	Total Retail-Restaurants	$414,836
	Telecommunication Equipment — 0.0%†
203,700	Commscope, Inc., Initial Term Loan, 7.321% (LIBOR + 325 bps), 4/6/26	$ 196,418
	Total Telecommunication Equipment	$196,418
	Telephone-Integrated — 0.0%†
117,636	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 5.821% (LIBOR + 175 bps), 3/1/27	$ 112,205
	Total Telephone-Integrated	$112,205
	Veterinary Diagnostics — 0.2%
921,981	Elanco Animal Health Incorporated, Term Loan, 5.518% (LIBOR + 175 bps), 8/1/27	$ 894,322
	Total Veterinary Diagnostics	$894,322
	Total Senior Secured Floating Rate Loan Interests (Cost $8,246,323)	$7,946,114

	Asset Backed Securities — 23.7% of Net Assets
122,802(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 4.075% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	$ 119,232
76,128(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.105% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	74,247
1,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	1,399,801
500,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class D, 9.743% (3 Month USD LIBOR + 550 bps), 1/20/32 (144A)	470,226
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	476,474
Pioneer Short Term Income Fund  |  | 11/30/224

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
922,037	ACC Trust, Series 2019-2, Class C, 5.24%, 10/21/24 (144A)	$ 917,296
634,884	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	554,637
1,000,000	ACM Auto Trust, Series 2022-1A, Class C, 5.48%, 4/20/29 (144A)	976,570
1,000,000	ACM Auto Trust, Series 2022-1A, Class D, 8.58%, 4/20/29 (144A)	970,874
750,000(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.061% (1 Month USD LIBOR + 115 bps), 10/16/36 (144A)	717,148
1,500,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/23 (144A)	1,476,118
800,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	714,548
500,000	American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83%, 10/13/28 (144A)	480,131
500,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	491,135
500,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	455,709
800,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	790,998
1,500,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	1,376,853
500,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	436,038
657,150	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	600,171
1,300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 6.775% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	1,178,313
500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 7.275% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	444,671
500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class E, 6.968% (SOFR30A + 375 bps), 1/15/37 (144A)	475,376
600,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	559,155
800,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	812,251
1,050,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	927,809
5Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,170,000	BHG Securitization Trust, Series 2021-B, Class D, 3.17%, 10/17/34 (144A)	$ 897,034
2,250,000	BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35 (144A)	2,212,546
375,433	Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	281,564
793,692	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	742,987
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1, 6.043% (3 Month USD LIBOR + 275 bps), 12/15/28 (144A)	965,787
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class D, 8.693% (3 Month USD LIBOR + 540 bps), 12/15/28 (144A)	923,703
500,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 6.625% (1 Month USD LIBOR + 275 bps), 12/15/38 (144A)	463,062
601,009	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	571,337
270,068	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	246,209
800,000(a)	CAL Receivables LLC, Series 2022-1, Class B, 7.568% (SOFR30A + 435 bps), 10/15/26 (144A)	767,092
500,000	CarNow Auto Receivables Trust, Series 2021-1A, Class C, 2.16%, 2/17/26 (144A)	484,492
1,250,000	CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.89%, 3/16/26 (144A)	1,230,073
27,071	Carvana Auto Receivables Trust, Series 2021-P4, Class N, 2.15%, 9/11/28 (144A)	27,028
60,729(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 4.664% (1 Month USD LIBOR + 62 bps), 1/25/33	59,275
60,038(a)	Chase Funding Trust Series, Series 2003-3, Class 2A2, 4.584% (1 Month USD LIBOR + 54 bps), 4/25/33	58,785
46,041(c)	Chase Funding Trust Series, Series 2003-6, Class 1A7, 4.874%, 11/25/34	45,017
1,250,000	CIG Auto Receivables Trust, Series 2021-1A, Class C, 1.79%, 4/12/27 (144A)	1,176,380
500,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	465,200
17,887	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	15,907
743,157	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	735,981
1,000,000	Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.95%, 8/15/26 (144A)	976,944
Pioneer Short Term Income Fund  |  | 11/30/226

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
572,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	$ 551,623
700,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	669,378
750,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	738,265
121,003(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 5.144% (1 Month USD LIBOR + 110 bps), 9/25/34 (144A)	112,478
500,000	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	466,337
519,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	486,338
326,600	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	317,487
108,867	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25%, 2/20/32 (144A)	104,888
1,000,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 6.493% (3 Month USD LIBOR + 225 bps), 7/20/30 (144A)	940,035
1,250,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 6.829% (3 Month USD LIBOR + 275 bps), 4/15/29 (144A)	1,220,437
740,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56%, 7/17/28	693,097
15,691	FCI Funding LLC, Series 2019-1A, Class B, 0.000%, 2/18/31 (144A)	15,670
500,000(d)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	464,479
1,000,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 5.629% (3 Month USD LIBOR + 155 bps), 10/15/33 (144A)	955,045
455,468(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 5.269% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	450,226
258,716	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	231,420
250,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.62%, 6/15/27 (144A)	243,267
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.09%, 10/15/29 (144A)	959,200
85,572(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 4.316% (1 Month USD LIBOR + 30 bps), 12/25/29	84,119
1,000,000	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	906,290
7Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
750,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	$ 675,007
890,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	845,430
31,298(d)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	30,701
500,000(a)	Gracie Point International Funding, Series 2021-1A, Class C, 6.168% (1 Month USD LIBOR + 240 bps), 11/1/23 (144A)	496,609
600,000(a)	Gracie Point International Funding, Series 2022-1A, Class D, 6.947% (SOFR30A + 450 bps), 4/1/24 (144A)	593,893
500,000(a)	Gracie Point International Funding, Series 2022-2A, Class D, 9.20% (SOFR30A + 550 bps), 7/1/24 (144A)	499,800
500,000(a)	Gracie Point International Funding, Series 2022-2A, Class E, 10.70% (SOFR30A + 700 bps), 7/1/24 (144A)	499,801
116,299	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	106,999
900,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	716,561
745,021	Horizon Funding LLC, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	736,267
500,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 11.855% (3 Month USD LIBOR + 744 bps), 4/29/34 (144A)	427,327
1,000,000	Lendingpoint Asset Securitization Trust, Series 2022-C, Class C, 8.68%, 2/15/30 (144A)	996,367
1,000,000	LendingPoint Asset Securitization Trust, Series 2020-REV1, Class B, 4.494%, 10/15/28 (144A)	970,088
474,628	LFS LLC, Series 2021-A, Class A, 2.46%, 4/15/33 (144A)	450,327
792,652	LFS LLC, Series 2021-B, Class A, 2.40%, 12/15/33 (144A)	734,860
500,000	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	493,560
1,000,000	LL ABS Trust, Series 2022-1A, Class C, 5.88%, 11/15/29 (144A)	943,554
439,740	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	352,790
430,459	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	426,629
1,000,000	Marlette Funding Trust, Series 2021-1A, Class D, 2.47%, 6/16/31 (144A)	896,427
1,080,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.33%, 3/20/26 (144A)	996,799
1,000,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24%, 9/15/26 (144A)	962,493
Pioneer Short Term Income Fund  |  | 11/30/228

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
31,149	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	$ 31,043
214,390	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	205,473
99,292	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	92,011
3,068(d)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	3,428
428,553(a)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 7.044% (1 Month USD LIBOR + 300 bps), 2/25/43 (144A)	426,906
158,201(a)	NovaStar Mortgage Funding Trust Series, Series 2003-1, Class A2, 4.824% (1 Month USD LIBOR + 78 bps), 5/25/33	148,930
89,389	Oasis Securitization Funding LLC, Series 2021-1A, Class A, 2.579%, 2/15/33 (144A)	87,894
523,342	Oasis Securitization Funding LLC, Series 2021-2A, Class B, 5.147%, 10/15/33 (144A)	508,902
1,000,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	946,547
1,610,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	1,527,773
400,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	364,163
1,000,000	Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31 (144A)	864,573
447,954	Orange Lake Timeshare Trust, Series 2019-A, Class A, 3.06%, 4/9/38 (144A)	423,776
505,759	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	466,764
1,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 5.793% (3 Month USD LIBOR + 155 bps), 4/20/33 (144A)	958,226
623,160	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	614,861
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 6.575% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	488,820
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 6.464% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	235,994
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	661,012
9Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	$ 664,871
292,350	PEAR LLC, Series 2020-1, Class A, 3.75%, 12/15/32 (144A)	285,520
750,291	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	704,338
1,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	1,458,522
1,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	957,461
1,000,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	957,461
500,000	Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/25 (144A)	468,504
500,000	Purchasing Power Funding LLC, Series 2021-A, Class D, 4.37%, 10/15/25 (144A)	473,280
537,680(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 6.50% (PRIME + -50 bps), 12/27/44 (144A)	509,973
1,365,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	1,320,642
138,797	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	133,367
575,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	527,277
6,038(a)	Soﬁ Professional Loan Program LLC, Series 2016-C, Class A1, 5.116% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	6,037
2,000,000(a)	Sound Point CLO V-R LTD, Series 2014-1RA, Class B, 5.944% (3 Month USD LIBOR + 175 bps), 7/18/31 (144A)	1,943,638
500,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 7.958% (3 Month USD LIBOR + 360 bps), 7/25/30 (144A)	439,155
424,205	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	373,380
0(c)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 1A5B, 5.15%, 2/25/35	0
31,079	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	29,768
1,400,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%, 3/15/27 (144A)	1,362,022
1,250,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	1,210,887
Pioneer Short Term Income Fund  |  | 11/30/2210

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	$ 969,157
500,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 9/15/26 (144A)	471,808
750,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	714,433
1,600,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 6.089% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	1,530,439
255,590	TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32 (144A)	251,227
726,700	TVEST LLC, Series 2021-A, Class A, 2.35%, 9/15/33 (144A)	697,634
2,000,000	United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%, 6/10/26 (144A)	1,872,546
250,925	Upstart Pass-Through Trust Series, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	231,425
1,500,000	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	1,464,812
1,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	929,484
732,953	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	703,491
355,215	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	350,262
2,000,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27 (144A)	1,804,383
709,099	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	530,114
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 6.079% (3 Month USD LIBOR + 200 bps), 7/16/31 (144A)	975,250
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 9.079% (3 Month USD LIBOR + 500 bps), 7/16/31 (144A)	950,488
	Total Asset Backed Securities (Cost $98,494,520)	$93,034,704

	Collateralized Mortgage Obligations—15.8% of Net Assets
10,181(d)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 3.003%, 6/25/30	$ 9,988
260,072(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 5.866% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	259,729
11Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
64,361(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 5.794% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	$ 64,311
1,500,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 6.744% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	1,485,890
2,000,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 6.544% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	1,968,325
95,025(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1C, 8.016% (1 Month USD LIBOR + 400 bps), 8/26/30 (144A)	95,097
15,266(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1B, 6.894% (1 Month USD LIBOR + 285 bps), 10/25/30 (144A)	15,272
630,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 8.894% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	615,369
194,418(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 7.644% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	194,031
850,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 4.547% (SOFR30A + 100 bps), 9/25/31 (144A)	801,911
176,230(d)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/60 (144A)	167,903
2,632,989(d)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00%, 10/25/68 (144A)	2,433,264
500,000(d)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	448,564
900,000(d)	Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35 (144A)	753,195
250,000(d)	CFMT LLC, Series 2020-HB4, Class M2, 1.918%, 12/26/30 (144A)	232,834
500,000(d)	CFMT LLC, Series 2020-HB4, Class M4, 4.948%, 12/26/30 (144A)	461,374
800,000(d)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	733,496
1,000,000(d)	CFMT LLC, Series 2021-HB7, Class M2, 2.679%, 10/27/31 (144A)	910,819
600,000(d)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	543,553
1,000,000(d)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	814,800
1,247,474(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 5.097% (SOFR30A + 155 bps), 2/25/50 (144A)	1,020,460
814,020(d)	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.007%, 1/25/67 (144A)	738,047
777	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.00%, 9/25/33	780
Pioneer Short Term Income Fund  |  | 11/30/2212

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,732,766(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 6.166% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	$ 1,663,455
1,530,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 7.666% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	1,486,113
2,130,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 7.666% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	2,106,845
330,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 5.421% (SOFR30A + 190 bps), 12/25/41 (144A)	307,108
492,771(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 6.047% (SOFR30A + 250 bps), 9/25/42 (144A)	488,459
100,583	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	99,794
1,064,770(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 5.844% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	1,026,217
480,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 6.997% (SOFR30A + 345 bps), 4/25/34 (144A)	458,403
1,620,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 7.797% (SOFR30A + 425 bps), 4/25/34 (144A)	1,458,932
1,000,000(d)	Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 3.999%, 5/25/65 (144A)	939,572
183,193(d)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 3.734%, 7/25/43	180,043
189,606(a)	Fannie Mae Trust, Series 2005-W3, Class 2AF, 4.236% (1 Month USD LIBOR + 22 bps), 3/25/45	187,485
52,046(d)	Fannie Mae Trust, Series 2005-W3, Class 3A, 3.621%, 4/25/45	50,202
44,618(d)	Fannie Mae Trust, Series 2005-W4, Class 3A, 3.014%, 6/25/45	43,030
122,369(a)	Fannie Mae Whole Loan, Series 2007-W1, Class 1AF1, 4.276% (1 Month USD LIBOR + 26 bps), 11/25/46	120,995
32,248(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 4.873% (1 Month USD LIBOR + 100 bps), 3/15/32	32,532
51,207(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 4.873% (1 Month USD LIBOR + 100 bps), 3/15/32	51,650
13Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
21,468(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 4.123% (1 Month USD LIBOR + 25 bps), 1/15/35	$ 21,242
12,598(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 4.123% (1 Month USD LIBOR + 25 bps), 8/15/35	12,474
7,899(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 4.173% (1 Month USD LIBOR + 30 bps), 1/15/36	7,815
38,434(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 4.173% (1 Month USD LIBOR + 30 bps), 2/15/36	37,764
20,987(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 4.293% (1 Month USD LIBOR + 42 bps), 6/15/36	20,648
37,785(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 4.373% (1 Month USD LIBOR + 50 bps), 7/15/36	37,349
36,941(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 4.223% (1 Month USD LIBOR + 35 bps), 11/15/36	36,264
16,746(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 4.223% (1 Month USD LIBOR + 35 bps), 11/15/36	16,444
62,720(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 4.453% (1 Month USD LIBOR + 58 bps), 10/15/37	62,152
52,834(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 4.573% (1 Month USD LIBOR + 70 bps), 12/15/39	52,699
1,525(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3784, Class F, 4.273% (1 Month USD LIBOR + 40 bps), 7/15/23	1,525
13,662(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 4.273% (1 Month USD LIBOR + 40 bps), 5/15/41	13,425
7,420(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 4.073% (1 Month USD LIBOR + 20 bps), 8/15/26	7,393
11,552(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3970, Class GF, 4.173% (1 Month USD LIBOR + 30 bps), 9/15/26	11,523
Pioneer Short Term Income Fund  |  | 11/30/2214

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
7,271(a)	Federal National Mortgage Association REMICs, Series 1994-40, Class FC, 4.516% (1 Month USD LIBOR + 50 bps), 3/25/24	$ 7,284
16,844(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 4.916% (1 Month USD LIBOR + 90 bps), 12/25/31	16,899
11,209(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 4.561% (1 Month USD LIBOR + 65 bps), 1/18/32	11,169
15,087(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 4.516% (1 Month USD LIBOR + 50 bps), 1/25/33	14,967
19,534(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 4.516% (1 Month USD LIBOR + 50 bps), 5/25/33	19,330
29,959(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 4.366% (1 Month USD LIBOR + 35 bps), 2/25/33	29,798
27,260(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 4.416% (1 Month USD LIBOR + 40 bps), 7/25/34	26,973
32,713(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 4.316% (1 Month USD LIBOR + 30 bps), 10/25/35	32,195
30,164(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 4.326% (1 Month USD LIBOR + 31 bps), 2/25/35	29,932
12,501(a)	Federal National Mortgage Association REMICs, Series 2006-33, Class FH, 4.366% (1 Month USD LIBOR + 35 bps), 5/25/36	12,237
36,256(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 4.466% (1 Month USD LIBOR + 45 bps), 6/25/36	35,835
7,525(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 4.586% (1 Month USD LIBOR + 57 bps), 9/25/36	7,459
9,893(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 4.636% (1 Month USD LIBOR + 62 bps), 12/25/37	9,813
16,760(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 4.266% (1 Month USD LIBOR + 25 bps), 3/25/37	16,308
15Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
16,404(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 4.266% (1 Month USD LIBOR + 25 bps), 2/25/37	$ 16,002
11,027(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 4.416% (1 Month USD LIBOR + 40 bps), 5/25/37	10,829
44,897(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 4.256% (1 Month USD LIBOR + 24 bps), 6/25/37	43,982
35,994(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 4.216% (1 Month USD LIBOR + 20 bps), 2/25/37	35,103
13,478(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 4.586% (1 Month USD LIBOR + 57 bps), 9/25/37	13,380
30,094(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 5.236% (1 Month USD LIBOR + 122 bps), 10/25/38	30,689
1,175,574(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M2, 5.171% (SOFR30A + 165 bps), 1/25/34 (144A)	1,150,355
1,300,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, 5.621% (SOFR30A + 210 bps), 9/25/41 (144A)	1,115,887
310,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1B, 5.371% (SOFR30A + 185 bps), 1/25/42 (144A)	283,283
1,835,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.021% (SOFR30A + 250 bps), 1/25/42 (144A)	1,617,251
475,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, 5.921% (SOFR30A + 240 bps), 2/25/42 (144A)	446,206
405,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M2, 7.271% (SOFR30A + 375 bps), 2/25/42 (144A)	372,600
430,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1B, 6.421% (SOFR30A + 290 bps), 4/25/42 (144A)	411,199
251,384(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M1A, 5.671% (SOFR30A + 215 bps), 9/25/42 (144A)	249,809
Pioneer Short Term Income Fund  |  | 11/30/2216

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
200,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M1B, 7.221% (SOFR30A + 370 bps), 9/25/42 (144A)	$ 200,191
280,236(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA3, Class M1A, 5.821% (SOFR30A + 230 bps), 8/25/42 (144A)	277,139
20,413(a)	Freddie Mac Strips, Series 237, Class F14, 4.273% (1 Month USD LIBOR + 40 bps), 5/15/36	20,600
46,867(a)	Freddie Mac Strips, Series 239, Class F30, 4.173% (1 Month USD LIBOR + 30 bps), 8/15/36	47,179
18,293(a)	Freddie Mac Strips, Series 244, Class F22, 4.223% (1 Month USD LIBOR + 35 bps), 12/15/36	18,515
986,111(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 5.266% (1 Month USD LIBOR + 125 bps), 12/25/42	959,627
300,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, 5.821% (SOFR30A + 230 bps), 8/25/33 (144A)	289,890
471,513(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-HQA2, Class M1A, 6.171% (SOFR30A + 265 bps), 7/25/42 (144A)	468,571
825,541(d)	FWD Securitization Trust, Series 2020-INV1, Class A2, 2.34%, 1/25/50 (144A)	733,818
978,939(c)	GCAT Trust, Series 2022-NQM4, Class A3, 5.73%, 8/25/67 (144A)	930,363
53,952(a)	Government National Mortgage Association, Series 2005-16, Class FA, 4.189% (1 Month USD LIBOR + 25 bps), 2/20/35	53,377
56,178(a)	Government National Mortgage Association, Series 2005-3, Class FC, 4.137% (1 Month USD LIBOR + 25 bps), 1/16/35	55,656
5,381	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	5,330
455,186(a)	Home Re, Ltd., Series 2019-1, Class M1, 5.694% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	452,686
204,170(a)	Home Re, Ltd., Series 2020-1, Class M1C, 8.194% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	203,833
670,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 6.894% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	620,901
1,390,000(a)	Home Re, Ltd., Series 2021-2, Class M1C, 6.347% (SOFR30A + 280 bps), 1/25/34 (144A)	1,281,576
1,000,000(a)	Home Re, Ltd., Series 2022-1, Class M1A, 6.371% (SOFR30A + 285 bps), 10/25/34 (144A)	978,797
17Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
400,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	$ 254,218
500,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	463,750
17,878(d)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 3.518%, 10/25/34	15,881
17,215(a)	Interstar Millennium Series Trust, Series 2003-3G, Class A2, 4.128% (3 Month USD LIBOR + 50 bps), 9/27/35	16,236
185,619(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.544% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	177,467
413,189(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 7.268% (1 Month USD LIBOR + 350 bps), 4/1/24 (144A)	410,265
1,211(d)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-G, Class A3, 3.173%, 1/25/29	1,162
83,436(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-H, Class A1, 4.684% (1 Month USD LIBOR + 64 bps), 1/25/29	73,853
202,274(d)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	183,046
1,350,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 7.544% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	1,322,782
432,649(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 5.994% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	427,819
57,311(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 7.644% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	57,337
460,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 9.294% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	457,402
450,000(d)	Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.285%, 5/28/50 (144A)	358,388
2,250,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 6.694% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	2,147,422
1,136,581(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 5.966% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	1,112,118
384,609(a)	Radnor Re, Ltd., Series 2019-2, Class M1B, 5.794% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	383,911
1,000,000(a)	Radnor Re, Ltd., Series 2021-1, Class M1B, 5.247% (SOFR30A + 170 bps), 12/27/33 (144A)	976,219
630,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 6.697% (SOFR30A + 315 bps), 12/27/33 (144A)	575,840
Pioneer Short Term Income Fund  |  | 11/30/2218

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,230,000(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 7.247% (SOFR30A + 370 bps), 11/25/31 (144A)	$ 2,097,972
247,182(a)	RESI Finance LP, Series 2003-CB1, Class B3, 5.309% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	204,505
1,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	869,083
450,000(d)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M3, 4.50%, 4/25/32 (144A)	399,404
500,000(d)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	360,750
748,061(d)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	688,045
84,799(d)	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/28/50 (144A)	83,698
151,182(a)	STACR Trust, Series 2018-HRP1, Class M2, 5.666% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	150,993
1,990,756(a)	STACR Trust, Series 2018-HRP2, Class M3, 6.416% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	1,940,254
130,523(a)	Triangle Re, Ltd., Series 2021-1, Class M1C, 7.444% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	130,505
780,000(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 7.944% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	769,625
1,500,000(a)	Triangle Re, Ltd., Series 2021-2, Class M1B, 6.644% (1 Month USD LIBOR + 260 bps), 10/25/33 (144A)	1,486,813
1,150,000(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 6.447% (SOFR30A + 290 bps), 2/25/34 (144A)	1,074,185
1,018,608(d)	Verus Securitization Trust, Series 2021-4, Class A2, 1.247%, 7/25/66 (144A)	766,962
2,000,000(d)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	1,634,002
199,775(d)	Vista Point Securitization Trust, Series 2020-2, Class A3, 2.496%, 4/25/65 (144A)	167,012
	Total Collateralized Mortgage Obligations (Cost $65,617,972)	$61,712,311

	Commercial Mortgage-Backed Securities—7.8% of Net Assets
500,000(a)	AREIT Trust, Series 2022-CRE6, Class E, 6.792% (SOFR30A + 340 bps), 1/16/37 (144A)	$ 455,279
1,350,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 5.475% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	1,303,303
19Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
526,204(c)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	$ —
120,000(a)	BFLD Trust, Series 2020-OBRK, Class A, 5.925% (1 Month USD LIBOR + 205 bps), 11/15/28 (144A)	118,343
1,668,087(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 5.272% (1 Month USD LIBOR + 140 bps), 10/15/38 (144A)	1,563,571
1,000,000(a)	BX Trust, Series 2019-ATL, Class B, 5.262% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	967,282
126,536(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 5.729% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	122,597
992,506(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 6.225% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	930,842
1,175,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 6.596% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	1,077,819
2,000,000(d)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.754%, 2/10/37 (144A)	1,713,003
2,864	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	2,810
1,800,000(d)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%, 12/10/36 (144A)	1,672,360
704,999(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 5.755% (1 Month USD LIBOR + 195 bps), 3/25/25 (144A)	690,371
1,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 5.625% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	909,402
600,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 5.825% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	563,726
2,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 4.975% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	1,945,190
1,250,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 6.375% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	1,165,251
150,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 7.425% (1 Month USD LIBOR + 355 bps), 10/15/36 (144A)	141,013
Pioneer Short Term Income Fund  |  | 11/30/2220

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,700,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class C, 5.58% (1 Month USD LIBOR + 170 bps), 10/15/31 (144A)	$ 1,576,749
765,683(a)	HPLY Trust, Series 2019-HIT, Class C, 5.475% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	727,169
250,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 6.725% (1 Month USD LIBOR + 285 bps), 9/15/29 (144A)	228,231
900,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.035% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	841,795
800,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class C, 5.375% (1 Month USD LIBOR + 150 bps), 8/15/33 (144A)	752,964
350,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 6.223% (1 Month USD LIBOR + 235 bps), 5/15/36 (144A)	326,544
1,125,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 5.675% (1 Month USD LIBOR + 180 bps), 7/15/36 (144A)	1,097,518
875,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 6.994% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	799,291
725,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class E, 7.797% (SOFR30A + 425 bps), 1/25/37 (144A)	684,612
977,515(d)	Silver Hill Trust, Series 2019-1, Class A1, 3.102%, 11/25/49 (144A)	918,906
2,831(d)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	2,824
405,040(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 5.497% (1 Month USD LIBOR + 165 bps), 11/11/34 (144A)	379,933
783,234(d)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61%, 2/25/50 (144A)	726,116
1,400,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 5.198% (1 Month USD LIBOR + 133 bps), 12/15/34 (144A)	1,317,901
1,293,260(a)	XCALI Mortgage Trust, Series 2019-1, Class A, 6.018% (1 Month USD LIBOR + 225 bps), 11/6/21 (144A)	1,289,681
1,625,000(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 6.168% (1 Month USD LIBOR + 240 bps), 1/22/23 (144A)	1,618,843
21Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,300,000(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 5.768% (1 Month USD LIBOR + 200 bps), 2/7/23 (144A)	$ 1,292,998
500,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.018% (1 Month USD LIBOR + 325 bps), 10/15/23 (144A)	495,208
	Total Commercial Mortgage-Backed Securities (Cost $32,511,893)	$30,419,445

	Corporate Bonds — 35.2% of Net Assets
	Airlines — 0.3%
1,242,060	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	$ 1,175,218
	Total Airlines	$1,175,218
	Auto Manufacturers — 1.4%
450,000	General Motors Co., 5.40%, 10/2/23	$ 450,592
1,550,000	General Motors Financial Co., Inc., 5.25%, 3/1/26	1,535,575
1,600,000	Mercedes-Benz Finance North America LLC, 5.375%, 11/26/25 (144A)	1,611,515
500,000	Nissan Motor Co., Ltd., 3.043%, 9/15/23 (144A)	488,634
680,000	Volkswagen Group of America Finance LLC, 1.25%, 11/24/25 (144A)	608,844
1,030,000	Volkswagen Group of America Finance LLC, 3.95%, 6/6/25 (144A)	1,000,915
	Total Auto Manufacturers	$5,696,075
	Banks — 20.6%
1,622,000(d)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$ 1,561,518
1,613,000	Australia & New Zealand Banking Group, Ltd., 4.40%, 5/19/26 (144A)	1,538,013
1,640,000(d)	Bank of America Corp., 3.093% (3 Month USD LIBOR + 109 bps), 10/1/25	1,564,804
2,056,000(d)	Bank of America Corp., 3.366% (3 Month USD LIBOR + 81 bps), 1/23/26	1,966,250
1,500,000(d)	Bank of New York Mellon Corp., 4.414% (SOFR + 135 bps), 7/24/26	1,478,808
1,689,000(d)	Barclays Plc, 2.852% (SOFR + 271 bps), 5/7/26	1,557,283
2,625,000(d)	Barclays Plc, 5.304% (5 Year CMT Index + 230 bps), 8/9/26	2,581,427
1,585,000(d)	BNP Paribas S.A., 2.591% (SOFR + 123 bps), 1/20/28 (144A)	1,385,350
Pioneer Short Term Income Fund  |  | 11/30/2222

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,990,000(d)	BNP Paribas SA, 2.819% (3 Month USD LIBOR + 111 bps), 11/19/25 (144A)	$ 1,872,929
1,215,000	BPCE SA, 4.50%, 3/15/25 (144A)	1,163,997
2,041,000(d)	Citigroup, Inc., 3.29% (SOFR + 153 bps), 3/17/26	1,939,970
2,070,000(d)	Citigroup, Inc., 5.61% (SOFR + 155 bps), 9/29/26	2,077,258
650,000(d)(f)	Citigroup, Inc., 4.70% (SOFR + 323 bps)	547,865
1,600,000(d)	Cooperatieve Rabobank UA, 4.655% (5 Year CMT Index + 175 bps), 8/22/28 (144A)	1,543,792
1,580,000(d)	Fifth Third Bank NA, 5.852% (SOFR + 123 bps), 10/27/25	1,592,746
1,110,000(d)	Goldman Sachs Group, Inc., 1.948% (SOFR + 91 bps), 10/21/27	971,742
1,900,000	Goldman Sachs Group, Inc., 3.75%, 2/25/26	1,838,629
2,006,000(d)	Goldman Sachs Group, Inc., 4.387% (SOFR + 151 bps), 6/15/27	1,935,799
1,450,000	HSBC Holdings Plc, 4.375%, 11/23/26	1,391,337
3,020,000(d)	HSBC Holdings Plc, 5.21% (SOFR + 261 bps), 8/11/28	2,914,236
1,710,000(d)	Huntington National Bank, 4.008% (SOFR + 120 bps), 5/16/25	1,673,580
2,400,000(d)	Huntington National Bank, 5.699% (SOFR + 122 bps), 11/18/25	2,403,849
1,465,000(d)	JPMorgan Chase & Co., 2.301% (SOFR + 116 bps), 10/15/25	1,382,573
1,510,000(d)(f)	JPMorgan Chase & Co., 4.60% (SOFR + 313 bps)	1,340,125
1,445,000	Lloyds Banking Group Plc, 4.45%, 5/8/25	1,412,834
1,805,000(d)	Lloyds Banking Group Plc, 4.716% (5 Year CMT Index + 175 bps), 8/11/26	1,751,234
1,655,000(d)	Mitsubishi UFJ Financial Group, Inc., 5.063% (1 Year CMT Index + 155 bps), 9/12/25	1,644,997
2,066,000	Mizuho Financial Group, Inc., 3.477%, 4/12/26 (144A)	1,942,825
955,000	Mizuho Financial Group, Inc., 4.353%, 10/20/25 (144A)	921,592
2,922,000(d)	Morgan Stanley, 3.62% (SOFR + 116 bps), 4/17/25	2,847,897
1,609,000(d)	NatWest Group Plc, 4.519% (3 Month USD LIBOR + 155 bps), 6/25/24	1,592,184
1,580,000(d)	PNC Financial Services Group, Inc., 5.671% (SOFR + 109 bps), 10/28/25	1,592,511
1,610,000(d)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	1,397,168
1,420,000(d)	Santander Holdings USA, Inc., 4.26% (SOFR + 138 bps), 6/9/25	1,374,401
1,600,000(d)	Santander UK Group Holdings Plc, 6.833% (SOFR + 275 bps), 11/21/26	1,616,421
1,420,000	Societe Generale S.A., 4.351%, 6/13/25 (144A)	1,389,220
23Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Banks — (continued)
605,000(d)	Societe Generale SA, 2.797% (1 Year CMT Index + 130 bps), 1/19/28 (144A)	$ 524,828
4,100,000(d)	Standard Chartered Plc, 3.971% (1 Year CMT Index + 165 bps), 3/30/26 (144A)	3,882,319
1,560,000(d)	State Street Corp., 5.751% (SOFR + 135 bps), 11/4/26	1,593,222
600,000	Sumitomo Mitsui Trust Bank, Ltd., 4.80%, 9/15/25 (144A)	594,191
2,415,000(d)	Truist Financial Corp., 4.26% (SOFR + 145 bps), 7/28/26	2,370,992
1,590,000(d)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	1,614,173
960,000(d)	UBS Group AG, 1.494% (1 Year CMT Index + 85 bps), 8/10/27 (144A)	824,913
1,320,000(d)	UBS Group AG, 4.488% (1 Year CMT Index + 155 bps), 5/12/26 (144A)	1,286,238
2,045,000(d)	UBS Group AG, 4.49% (1 Year CMT Index + 160 bps), 8/5/25 (144A)	2,002,959
1,170,000(d)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	1,029,532
3,895,000	Wells Fargo & Co., 3.55%, 9/29/25	3,773,826
1,440,000(d)	Wells Fargo & Co., 4.54% (SOFR + 156 bps), 8/15/26	1,410,818
	Total Banks	$80,615,175
	Commercial Services — 0.4%
1,500,000	Ashtead Capital, Inc., 1.50%, 8/12/26 (144A)	$ 1,284,397
400,000	Element Fleet Management Corp., 1.60%, 4/6/24 (144A)	378,131
	Total Commercial Services	$1,662,528
	Computers — 0.3%
1,550,000	CGI, Inc., 1.45%, 9/14/26	$ 1,365,651
	Total Computers	$1,365,651
	Diversified Financial Services — 3.6%
1,637,000	Ally Financial, Inc., 4.75%, 6/9/27	$ 1,541,291
1,495,000(d)	Capital One Financial Corp., 4.166% (SOFR + 137 bps), 5/9/25	1,454,387
1,410,000(d)	Capital One Financial Corp., 4.985% (SOFR + 216 bps), 7/24/26	1,397,688
850,000(d)(f)	Charles Schwab Corp., 4.00% (5 Year CMT Index + 317 bps)	722,500
688,000(d)(f)	Charles Schwab Corp., 5.375% (5 Year CMT Index + 497 bps)	676,235
1,585,000	Discover Financial Services, 4.50%, 1/30/26	1,525,785
1,000,000	Nomura Holdings, Inc., 1.653%, 7/14/26	871,017
Pioneer Short Term Income Fund  |  | 11/30/2224

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
1,054,000	Nomura Holdings, Inc., 1.851%, 7/16/25	$ 962,602
1,200,000	Nomura Holdings, Inc., 5.099%, 7/3/25	1,193,721
2,430,000	Nuveen Finance LLC, 4.125%, 11/1/24 (144A)	2,362,923
1,420,000	Synchrony Financial, 4.875%, 6/13/25	1,373,646
	Total Diversified Financial Services	$14,081,795
	Electric — 2.1%
1,000,000	AES Corp., 1.375%, 1/15/26	$ 888,352
1,627,000	Enel Finance International NV, 4.25%, 6/15/25 (144A)	1,585,007
930,000	NRG Energy, Inc., 3.75%, 6/15/24 (144A)	898,784
1,443,000	PPL Capital Funding, Inc., 3.10%, 5/15/26	1,347,806
2,270,000	Vistra Operations Co. LLC, 3.55%, 7/15/24 (144A)	2,176,432
1,270,000	Vistra Operations Co. LLC, 5.125%, 5/13/25 (144A)	1,237,130
	Total Electric	$8,133,511
	Electronics — 0.2%
1,000,000	Flex, Ltd., 3.75%, 2/1/26	$ 942,780
	Total Electronics	$942,780
	Gas — 0.5%
2,051,000	Brooklyn Union Gas Co., 3.407%, 3/10/26 (144A)	$ 1,922,539
	Total Gas	$1,922,539
	Insurance — 1.3%
1(f)	Ambac Assurance Corp., 5.10% (144A)	$ 1
1,445,000	Athene Global Funding, 2.75%, 6/25/24 (144A)	1,374,407
1,723,000	Athene Global Funding, 2.95%, 11/12/26 (144A)	1,549,425
2,045,000	CNO Financial Group, Inc., 5.25%, 5/30/25	2,033,732
	Total Insurance	$4,957,565
	Office & Business Equipment — 0.4%
1,750,000	CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	$ 1,551,042
	Total Office & Business Equipment	$1,551,042
	Oil & Gas — 0.2%
800,000	Phillips 66 Co., 2.45%, 12/15/24 (144A)	$ 753,154
	Total Oil & Gas	$753,154
	Pipelines — 1.5%
1,740,000	Energy Transfer LP, 2.90%, 5/15/25	$ 1,641,164
1,145,000	Midwest Connector Capital Co. LLC, 3.90%, 4/1/24 (144A)	1,106,633
25Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Pipelines — (continued)
1,672,000	ONEOK, Inc., 5.85%, 1/15/26	$ 1,695,350
1,390,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,392,222
	Total Pipelines	$5,835,369
	REITs — 0.4%
1,500,000	Essex Portfolio LP, 3.875%, 5/1/24	$ 1,467,834
	Total REITs	$1,467,834
	Semiconductors — 0.7%
1,596,000	Microchip Technology, Inc., 4.25%, 9/1/25	$ 1,552,527
1,500,000	Skyworks Solutions, Inc., 1.80%, 6/1/26	1,309,740
	Total Semiconductors	$2,862,267
	Telecommunications — 0.3%
1,030,000	T-Mobile USA, Inc., 3.50%, 4/15/25	$ 997,252
	Total Telecommunications	$997,252
	Trucking & Leasing — 1.0%
3,931,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25 (144A)	$ 3,768,334
	Total Trucking & Leasing	$3,768,334
	Total Corporate Bonds (Cost $145,265,771)	$137,788,089

	Insurance-Linked Securities — 3.3% of Net Assets#
	Event Linked Bonds — 1.9%
	Earthquakes – California — 0.1%
250,000(a)	Ursa Re, 10.07%, (3 Month U.S. Treasury Bill + 575 bps), 12/14/22 (144A)	$ 246,875
250,000(a)	Ursa Re II, 8.07%, (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	240,625
		$487,500
	Earthquakes – Mexico — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 6.665%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 240,000
	Earthquakes - U.S. & Canada — 0.0%†
250,000(a)	Acorn Re, 6.82%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 227,500
	Health – U.S. — 0.1%
250,000(a)	Vitality Re X, 6.07%, (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 245,125
Pioneer Short Term Income Fund  |  | 11/30/2226

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Inland Flood – U.S. — 0.1%
250,000(a)	FloodSmart Re, 15.57%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 231,250
	Multiperil – Florida — 0.1%
250,000(a)	Sanders Re II, 10.11%, (3 Month U.S. Treasury Bill + 579 bps), 6/7/23 (144A)	$ 245,000
	Multiperil – U.S. — 0.5%
25,000(a)	Caelus Re V, 4.42%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 18,750
250,000(a)	Caelus Re V, 4.82%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	150,000
250,000(a)	Easton Re Pte, 8.291%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	232,500
250,000(a)	Four Lakes Re, 11.62%, (3 Month U.S. Treasury Bill + 730 bps), 1/5/24 (144A)	232,500
250,000(a)	Matterhorn Re, 8.803%, (SOFR + 532 bps), 3/24/25 (144A)	216,250
250,000(a)	Matterhorn Re, 11.238%, (SOFR + 775 bps), 3/24/25 (144A)	212,500
250,000(a)	Residential Reinsurance 2020, 10.50%, (3 Month U.S. Treasury Bill + 618 bps), 12/6/24 (144A)	240,000
250,000(a)	Residential Reinsurance 2021, 9.50%, (3 Month U.S. Treasury Bill + 518 bps), 12/6/25 (144A)	220,625
250,000(a)	Sanders Re II, 7.41%, (3 Month U.S. Treasury Bill + 309 bps), 4/7/25 (144A)	230,000
250,000(a)	Sanders Re III, 7.82%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	234,375
		$1,987,500
	Multiperil – U.S. & Canada — 0.2%
250,000(a)	Hypatia, Ltd., 11.645%, (3 Month U.S. Treasury Bill + 733 bps), 6/7/23 (144A)	$ 240,000
250,000(a)	Hypatia, Ltd., 14.595%, (3 Month U.S. Treasury Bill + 1,028 bps), 6/7/23 (144A)	235,000
250,000(a)	Mona Lisa Re, 12.32%, (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	243,125
250,000(a)	Mystic Re IV, 10.13%, (3 Month U.S. Treasury Bill + 581 bps), 1/8/25 (144A)	222,500
		$940,625
27Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 8.57%, (3 Month USD LIBOR + 425 bps), 6/1/26 (144A)	$ 240,000
250,000(a)	Matterhorn Re, 9.32%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	210,000
		$450,000
	Multiperil – Worldwide — 0.1%
250,000(a)	Northshore Re II, 10.07%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 232,500
	Pandemic – U.S — 0.1%
250,000(a)	Vitality Re XI, 5.82%, (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	$ 236,875
250,000(a)	Vitality Re XI, 6.12%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	236,875
		$473,750
	Windstorm – Florida — 0.0%†
250,000(a)	Integrity Re, 11.32%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 200,000
	Windstorm - Jamaica — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 8.212%, (SOFRINDX + 440 bps), 12/29/23 (144A)	$ 242,500
	Windstorm - North Carolina — 0.1%
250,000(a)	Cape Lookout Re, 9.32%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 233,750
	Windstorm – U.S. — 0.0%†
250,000(a)	Bonanza Re, 9.07%, (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 200,000
	Windstorm – U.S. Regional — 0.2%
250,000(a)	Citrus Re, Ltd., 9.42%, (3 Month U.S. Treasury Bill + 510 bps), 6/7/25 (144A)	$ 237,500
250,000(a)	Matterhorn Re, 7.355%, (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	247,500
250,000(a)	Matterhorn Re, 8.605%, (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	247,500
		$732,500
	Total Event Linked Bonds	$7,369,500
Pioneer Short Term Income Fund  |  | 11/30/2228

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.5%
	Earthquakes – California — 0.1%
251,500(g)+	Adare Re 2022, 12/31/27	$ 262,699
250,000(g)+	Adare Re 2022-2, 9/30/28	252,488
		$515,187
	Multiperil – Massachusetts — 0.1%
250,000(g)+	Denning Re 2022, 6/30/28	$ 247,087
	Multiperil – U.S. — 0.1%
250,000(g)+	Ballybunion Re 2022-3, 6/30/28	$ 255,162
	Multiperil – Worldwide — 0.0%†
250,000(g)(h)+	Cypress Re 2017, 1/31/23	$ 25
250,000(g)+	Gamboge Re 2022, 3/31/28	241,737
250,000(g)+	Limestone Re 2020-1, 3/1/24 (144A)	3,200
250,000(g)(h)+	Resilience Re, 5/1/23	—
		$244,962
	Windstorm – Florida — 0.1%
250,000+	Isosceles Re 2022 G1, 5/31/28	$ 249,375
250,000(g)(h)+	Portrush Re 2017, 6/15/23	53,175
		$302,550
	Windstorm - North Carolina — 0.1%
250,000(g)+	Isosceles Re 2022-A Class C, 4/30/28	$ 250,500
	Windstorm – U.S. Regional — 0.0%†
250,000(g)(h)+	Oakmont Re 2017, 4/30/23	$ 7,350
	Total Collateralized Reinsurance	$1,822,798
	Reinsurance Sidecars — 0.7%
	Multiperil – U.S. — 0.0%†
250,000(h)(i)+	Harambee Re 2018, 12/31/24	$ —
250,000(i)+	Harambee Re 2019, 12/31/24	275
250,000(i)+	Harambee Re 2020, 12/31/23	4,000
		$4,275
	Multiperil – Worldwide — 0.7%
3,037(i)+	Alturas Re 2019-2, 3/10/23	$ 1,033
29,558(i)+	Alturas Re 2020-2, 3/10/23	6,021
216,442(h)(i)+	Alturas Re 2021-2, 12/31/24	—
172,737(i)+	Alturas Re 2022-2, 12/31/27	159,609
601,682(g)(h)+	Berwick Re 2018-1, 12/31/24	46,510
429,864(g)(h)+	Berwick Re 2019-1, 12/31/24	51,369
2,500(g)+	Eden Re 2019 Class B, 3/22/23 (144A)	1,222
264,623(g)+	Gullane Re 2018, 12/31/24	16,381
29Pioneer Short Term Income Fund  |  | 11/30/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
220,500(g)+	Gullane Re 2022, 12/31/27	$ 234,537
250,000(h)(i)+	Lion Rock Re 2020, 1/31/23	—
128,615(h)(i)+	Lorenz Re 2019, 6/30/23	1,749
500,000(g)(h)+	Merion Re 2021-2, 12/31/24	98,250
363,953(g)+	Merion Re 2022-2, 12/31/27	345,068
500,000(g)(h)+	Pangaea Re 2018-1, 12/31/24	10,527
409,624(g)(h)+	Pangaea Re 2019-1, 2/1/23	8,536
183,828(g)(h)+	Pangaea Re 2019-3, 7/1/23	6,613
330,907(g)+	Pangaea Re 2022-1, 12/31/27	353,650
400,000(g)+	Pangaea Re 2022-3, 5/31/28	410,519
250,000+	RosaPenna Re 2022, 6/30/28	252,906
10,000(g)+	Sector Re V, 12/1/24 (144A)	29,193
250,000(a)(g)+	Sector Re V, 4.32%, (3 Month U.S. Treasury Bill + 0 bps), 12/1/26 (144A)	265,789
257,836(g)+	Sussex Re 2020-1, 12/31/24	309
250,000(i)+	Thopas Re 2019, 12/31/24	425
500,000(h)(i)+	Thopas Re 2020, 12/31/23	—
250,000(i)+	Thopas Re 2021, 12/31/24	—
250,000(i)+	Thopas Re 2022, 12/31/27	250,450
250,000(g)+	Versutus Re 2018, 12/31/24	—
220,637(g)+	Versutus Re 2019-A, 12/31/24	—
29,363(g)+	Versutus Re 2019-B, 12/31/24	—
500,000(h)(i)+	Viribus Re 2020, 12/31/23	22,000
250,000(i)+	Viribus Re 2022, 12/31/27	255,000
		$2,827,666
	Total Reinsurance Sidecars	$2,831,941
	Industry Loss Warranties — 0.2%
	Earthquakes - U.S. — 0.1%
250,000(g)+	Vermillion Re 2022, 12/31/27	$ 249,170
	Windstorm – U.S. Regional — 0.1%
250,000(g)+	Streamsong Re 2022, 12/15/27	$ 250,000
250,000(g)+	Flavescent Re 2022, 11/30/27	252,326
		$502,326
	Total Industry Loss Warranties	$751,496
	Total Insurance-Linked Securities (Cost $13,596,129)	$12,775,735

Pioneer Short Term Income Fund  |  | 11/30/2230

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 3.6% of Net Assets
1,023(a)	Federal Home Loan Mortgage Corp., 3.826%, (6 Month USD LIBOR + 233 bps), 4/1/25	$ 1,000
510(a)	Federal Home Loan Mortgage Corp., 4.056%, (1 Year CMT Index + 236 bps), 1/1/28	501
4,314(a)	Federal Home Loan Mortgage Corp., 4.158%, (12 mo. USD LIBOR + 191 bps), 8/1/31	4,234
1,496(a)	Federal Home Loan Mortgage Corp., 4.375%, (1 Year CMT Index + 225 bps), 11/1/31	1,511
10,163	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	10,490
28,832(a)	Federal Home Loan Mortgage Corp. REMICs, 4.423%, (1 Month USD LIBOR + 55 bps), 4/15/27	28,740
114,410(a)	Federal Home Loan Mortgage Corp. REMICs, 4.373%, (1 Month USD LIBOR + 50 bps), 7/15/31	113,746
30,820(a)	Federal Home Loan Mortgage Corp. REMICs, 4.373%, (1 Month USD LIBOR + 50 bps), 4/15/28	30,663
44,438(a)	Federal Home Loan Mortgage Corp. REMICs, 4.873%, (1 Month USD LIBOR + 100 bps), 2/15/32	44,827
71,024(a)	Federal Home Loan Mortgage Corp. REMICs, 4.443%, (1 Month USD LIBOR + 57 bps), 3/15/32	70,444
12,474(a)	Federal Home Loan Mortgage Corp. REMICs, 4.193%, (1 Month USD LIBOR + 32 bps), 11/15/36	12,238
79,133(a)	Federal Home Loan Mortgage Corp. REMICs, 4.248%, (1 Month USD LIBOR + 38 bps), 11/15/37	77,867
398(a)	Federal Home Loan Mortgage Corp. REMICs, 4.123%, (1 Month USD LIBOR + 25 bps), 8/15/25	398
47,646(a)	Federal Home Loan Mortgage Corp. REMICs, 4.373%, (1 Month USD LIBOR + 50 bps), 2/15/41	47,030
62,342(a)	Federal Home Loan Mortgage Corp. REMICs, 4.293%, (1 Month USD LIBOR + 42 bps), 4/15/41	61,309
25,799(a)	Federal Home Loan Mortgage Corp. REMICs, 4.423%, (1 Month USD LIBOR + 55 bps), 2/15/42	25,479
66,079	Federal Home Loan Mortgage Corp. REMICs, 3.000%, 12/15/25	64,479
26(a)	Federal National Mortgage Association, 2.245%, (1 Year CMT Index + 212 bps), 11/1/25	26
1,497(a)	Federal National Mortgage Association, 2.838%, (1 Year CMT Index + 246 bps), 4/1/28	1,463
89,390	Federal National Mortgage Association, 3.000%, 3/1/47	80,839
10,217(a)	Federal National Mortgage Association, 3.749%, (12 mo. USD LIBOR + 174 bps), 7/1/36	10,244
13,824(a)	Federal National Mortgage Association, 3.961%, (ECOFC + 193 bps), 12/1/36	13,872
31Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,500(a)	Federal National Mortgage Association, 4.320%, (1 Year CMT Index + 232 bps), 12/1/28	$ 10,333
73(a)	Federal National Mortgage Association, 4.350%, (6 Month USD LIBOR + 285 bps), 2/1/33	71
1,000,000	Federal National Mortgage Association, 4.500%, 12/15/52 (TBA)	973,281
3,200,000	Federal National Mortgage Association, 5.000%, 12/15/52 (TBA)	3,184,000
8,053	Federal National Mortgage Association, 5.500%, 12/1/35	8,388
50,666	Federal National Mortgage Association, 5.500%, 8/1/37	53,119
500,000	Federal National Mortgage Association, 5.500%, 12/15/52 (TBA)	505,676
10,822	Federal National Mortgage Association, 6.000%, 2/1/34	11,097
5,590	Federal National Mortgage Association, 6.000%, 4/1/38	5,867
500,000	Federal National Mortgage Association, 6.000%, 12/15/52 (TBA)	511,208
53,810	Federal National Mortgage Association, 6.500%, 4/1/29	54,651
1,286	Federal National Mortgage Association, 6.500%, 7/1/32	1,329
8,776	Federal National Mortgage Association, 7.000%, 1/1/36	9,141
16,848	Federal National Mortgage Association REMICs, 6.000%, 6/25/29	17,122
62,524(a)	Federal National Mortgage Association REMICs, 4.311%, (1 Month USD LIBOR + 40 bps), 12/18/32	61,864
48,985(a)	Federal National Mortgage Association REMICs, 4.316%, (1 Month USD LIBOR + 30 bps), 11/25/27	48,611
21,446(a)	Federal National Mortgage Association REMICs, 4.416%, (1 Month USD LIBOR + 40 bps), 3/25/34	21,353
25,656(a)	Federal National Mortgage Association REMICs, 4.366%, (1 Month USD LIBOR + 35 bps), 9/25/36	25,200
16,171(a)	Federal National Mortgage Association REMICs, 4.376%, (1 Month USD LIBOR + 36 bps), 3/25/37	15,823
59,222(a)	Federal National Mortgage Association REMICs, 4.266%, (1 Month USD LIBOR + 25 bps), 6/25/37	57,818
51,983(a)	Federal National Mortgage Association REMICs, 4.586%, (1 Month USD LIBOR + 57 bps), 9/25/37	51,617
57,482(a)	Federal National Mortgage Association REMICs, 4.596%, (1 Month USD LIBOR + 58 bps), 9/25/37	57,161
49,819(a)	Federal National Mortgage Association REMICs, 4.366%, (1 Month USD LIBOR + 35 bps), 3/25/37	48,823
40,073(a)	Federal National Mortgage Association REMICs, 4.916%, (1 Month USD LIBOR + 90 bps), 7/25/38	40,299
Pioneer Short Term Income Fund  |  | 11/30/2232

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,064	Federal National Mortgage Association REMICs, 3.000%, 4/25/40	$ 2,993
35,905(a)	Government National Mortgage Association, 4.439%, (1 Month USD LIBOR + 50 bps), 2/20/38	35,816
56,758(a)	Government National Mortgage Association, 2.690%, (1 Month USD LIBOR + 30 bps), 8/20/40	54,554
15,684	Government National Mortgage Association I, 6.000%, 12/15/31	16,222
35,069	Government National Mortgage Association I, 6.000%, 11/15/36	37,384
6,161	Government National Mortgage Association I, 6.500%, 5/15/31	6,428
5,357	Government National Mortgage Association I, 6.500%, 7/15/35	5,534
8,538	Government National Mortgage Association I, 6.500%, 10/15/37	8,828
9,264	Government National Mortgage Association I, 7.500%, 10/15/36	9,306
8,000,000	U.S. Treasury Notes, 2.875%, 4/30/27	7,632,500
	Total U.S. Government and Agency Obligations (Cost $14,501,612)	$14,284,817

	SHORT TERM INVESTMENTS — 9.8% of Net Assets
	Commercial Paper — 8.4% of Net Assets
2,000,000	193189, 4.05%, 12/6/22	$ 1,998,622
2,100,000	Amphenol Corp., 3.92%, 12/1/22	2,099,764
1,500,000	Aritzia Inc., 3.90%, 12/7/22	1,498,830
1,000,000	Canadian Pacific Enterprises, Ltd., 4.15%, 12/5/22	999,428
2,100,000	Centerpoint Energy, Inc., 4.07%, 12/1/22	2,099,762
1,600,000	Dollar General Corp., 4.00%, 12/1/22	1,599,818
1,100,000	Duke Energy Corp., 4.03%, 12/1/22	1,099,875
1,000,000	Duke Energy Corp., 4.03%, 12/5/22	999,430
2,100,000	Enbridge (U.S.) Inc., 0.00%, 4.15%, 12/7/22	2,098,236
1,500,000	Energy Transfer Op LP, 0.00%, 4.50%, 12/1/22	1,499,814
1,000,000	Enterprise Products Operating LLC, 0.00%, 12/1/22	999,886
1,400,000	Erp Operating LP, 0.00%, 12/1/22	1,399,840
2,100,000	Eversource Energy, 3.93%, 12/1/22	2,099,772
1,500,000	FMC Corp.,4.30%, 12/1/22	1,499,817
2,100,000	Mohawk Industries, Inc., 4.20%, 12/7/22	2,098,314
1,500,000	Prudential Funding LLC, 0.00%, 12/7/22	1,498,886
33Pioneer Short Term Income Fund  |  | 11/30/22

Principal Amount USD ($)		Value
	Commercial Paper — (continued)
1,000,000	Sherwin-Williams Co., 4.10%, 12/6/22	$ 999,345
2,100,000	Sonoco Products Co., 4.05%, 12/1/22	2,099,761
1,000,000	Stanley Black & Decker, 3.85%, 12/1/22	999,892
800,000	Wisconsin Energy Corp., 4.15%, 12/1/22	799,909
2,300,000	Wisconsin Power & Light, 4.00%, 12/2/22	2,299,512
	Total Commercial Paper (Cost $32,792,294)	$32,788,513

Shares
	Open-End Fund — 1.4%
5,529,316(j)	Dreyfus Government Cash Management, Institutional Shares, 3.61%	$ 5,529,316
		$5,529,316
	TOTAL SHORT TERM INVESTMENTS (Cost $38,321,610)	$38,317,829
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.2% (Cost $416,555,830)	$396,279,044
	OTHER ASSETS AND LIABILITIES — (1.2)%	$(4,593,207)
	net assets — 100.0%	$391,685,837

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
Strips	Separate trading of Registered interest and principal of securities.
Pioneer Short Term Income Fund  |  | 11/30/2234

Schedule of Investments  |  11/30/22
(unaudited) (continued)
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2022, the value of these securities amounted to $236,508,508, or 60.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at November 30, 2022.
(b)	Security is in default.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at November 30, 2022.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2022.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Issued as participation notes.
(h)	Non-income producing security.
(i)	Issued as preference shares.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2022.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at November 30, 2022.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$250,000	$227,500
Adare Re 2022	12/30/2021	251,500	262,699
Adare Re 2022-2	10/20/2022	250,000	252,488
Alturas Re 2019-2	12/19/2018	3,037	1,033
Alturas Re 2020-2	1/1/2020	29,558	6,021
Alturas Re 2021-2	2/16/2021	11,311	—
Alturas Re 2022-2	1/18/2022	172,737	159,609
Ballybunion Re 2022-3	8/5/2022	250,000	255,162
Berwick Re 2018-1	1/10/2018	87,886	46,510
Berwick Re 2019-1	12/31/2018	51,365	51,369
Bonanza Re	12/15/2020	250,000	200,000
Caelus Re V	4/27/2017	25,000	18,750
Caelus Re V	5/4/2018	250,000	150,000
35Pioneer Short Term Income Fund  |  | 11/30/22

Restricted Securities	Acquisition date	Cost	Value
Cape Lookout Re	3/16/2022	$250,000	$233,750
Citrus Re, Ltd.	4/11/2022	250,000	237,500
Cypress Re 2017	1/24/2017	840	25
Denning Re 2022	7/11/2022	244,207	247,087
Easton Re Pte	12/15/2020	250,000	232,500
Eden Re 2019 Class B	1/22/2019	293	1,222
Flavescent Re 2022	7/26/2022	225,625	252,326
FloodSmart Re	2/14/2022	250,000	231,250
Four Lakes Re	11/5/2020	250,000	232,500
Gamboge Re 2022	4/11/2022	224,824	241,737
Gullane Re 2018	3/26/2018	—	16,381
Gullane Re 2022	2/17/2022	220,500	234,537
Harambee Re 2018	12/19/2017	5,311	—
Harambee Re 2019	12/20/2018	—	275
Harambee Re 2020	2/27/2020	—	4,000
Hypatia, Ltd.	7/10/2020	250,000	240,000
Hypatia, Ltd.	7/10/2020	250,000	235,000
Integrity Re	5/9/2022	250,000	200,000
International Bank for Reconstruction & Development	2/28/2020	250,000	240,000
International Bank for Reconstruction & Development	7/19/2021	250,000	242,500
Isosceles Re 2022 G1	8/11/2022	233,911	249,375
Isosceles Re 2022-A Class C	7/6/2022	242,409	250,500
Limestone Re 2020-1	12/27/2019	1,250	3,200
Lion Rock Re 2020	12/30/2019	—	—
Long Point Re IV	5/13/2022	250,000	240,000
Lorenz Re 2019	7/10/2019	29,724	1,749
Matterhorn Re	1/29/2020	250,000	210,000
Matterhorn Re	11/24/2020	250,000	247,500
Matterhorn Re	11/24/2020	250,000	247,500
Matterhorn Re	3/10/2022	250,000	216,250
Matterhorn Re	3/10/2022	250,000	212,500
Merion Re 2021-2	12/28/2020	136,047	98,250
Merion Re 2022-2	3/1/2022	363,953	345,068
Mona Lisa Re	12/30/2019	250,000	243,125
Mystic Re IV	6/9/2021	250,000	222,500
Northshore Re II	12/2/2020	250,000	232,500
Oakmont Re 2017	5/10/2017	—	7,350
Pangaea Re 2018-1	12/26/2017	71,503	10,527
Pangaea Re 2019-1	1/9/2019	4,301	8,536
Pangaea Re 2019-3	7/25/2019	5,515	6,613
Pangaea Re 2022-1	1/11/2022	330,907	353,650
Pangaea Re 2022-3	6/15/2022	400,000	410,519
Pioneer Short Term Income Fund  |  | 11/30/2236

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Portrush Re 2017	6/12/2017	$191,747	$53,175
Residential Reinsurance 2020	10/30/2020	250,000	240,000
Residential Reinsurance 2021	10/28/2021	250,000	220,625
Resilience Re	2/8/2017	124	—
RosaPenna Re 2022	8/26/2022	250,000	252,906
Sanders Re II	5/20/2020	250,000	245,000
Sanders Re II	11/23/2021	250,000	230,000
Sanders Re III	3/22/2022	250,000	234,375
Sector Re V	1/1/2020	10,000	29,193
Sector Re V	12/6/2021	250,000	265,789
Streamsong Re 2022	6/9/2022	230,938	250,000
Sussex Re 2020-1	1/21/2020	—	309
Thopas Re 2019	12/21/2018	—	425
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	1/22/2021	—	—
Thopas Re 2022	2/15/2022	250,000	250,450
Ursa Re	11/20/2019	250,000	246,875
Ursa Re II	10/8/2020	250,000	240,625
Vermillion Re 2022	2/22/2022	238,875	249,170
Versutus Re 2018	1/31/2018	—	—
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2020	12/30/2019	50,960	22,000
Viribus Re 2022	4/18/2022	250,000	255,000
Vitality Re X	2/3/2020	249,971	245,125
Vitality Re XI	1/23/2020	250,000	236,875
Vitality Re XI	1/23/2020	250,000	236,875
Total Restricted Securities			$12,775,735
% of Net assets			3.3%
37Pioneer Short Term Income Fund  |  | 11/30/22

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
513	U.S. 2 Year Note (CBT)	3/31/23	$105,089,288	$105,349,360	$260,072
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
125	U.S. 10 Year Note (CBT)	3/22/23	$(14,090,967)	$(14,187,500)	$(96,533)
168	U.S. 5 Year Note (CBT)	3/31/23	(18,140,973)	(18,239,812)	(98,839)
			$(32,231,940)	$(32,427,312)	$(195,372)
TOTAL FUTURES CONTRACTS			$72,857,348	$72,922,048	$64,700
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
Pioneer Short Term Income Fund  |  | 11/30/2238

Schedule of Investments  |  11/30/22
(unaudited) (continued)
The following is a summary of the inputs used as of November 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$7,946,114	$—	$7,946,114
Asset Backed Securities	—	93,034,704	—	93,034,704
Collateralized Mortgage Obligations	—	61,712,311	—	61,712,311
Commercial Mortgage-Backed Securities	—	30,419,445	—	30,419,445
Corporate Bonds	—	137,788,089	—	137,788,089
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	515,187	515,187
Multiperil – Massachusetts	—	—	247,087	247,087
Multiperil – U.S.	—	—	255,162	255,162
Multiperil – Worldwide	—	—	244,962	244,962
Windstorm – Florida	—	—	302,550	302,550
Windstorm - North Carolina	—	—	250,500	250,500
Windstorm – U.S. Regional	—	—	7,350	7,350
Reinsurance Sidecars
Multiperil – U.S.	—	—	4,275	4,275
Multiperil – Worldwide	—	—	2,827,666	2,827,666
Industry Loss Warranties
Earthquakes - U.S.	—	—	249,170	249,170
Windstorm – U.S. Regional	—	—	502,326	502,326
All Other Insurance-Linked Securities	—	7,369,500	—	7,369,500
U.S. Government and Agency Obligations	—	14,284,817	—	14,284,817
Commercial Paper	—	32,788,513	—	32,788,513
Open-End Fund	5,529,316	—	—	5,529,316
Total Investments in Securities	$5,529,316	$385,343,493	$5,406,235	$396,279,044
Other Financial Instruments
Net unrealized appreciation on futures contracts	$64,700	$—	$—	$64,700
Total Other Financial Instruments	$64,700	$—	$—	$64,700
During the period ended November 30, 2022, there were no unqualified transfers in or out of Level 3.
39Pioneer Short Term Income Fund  |  | 11/30/22